Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) aircraft	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)
Reportable segment information
Number of airlines | aircraft	4
Segment revenues	€ 8,494.8	€ 7,697.4	€ 7,151.0
Depreciation	(748.7)	(640.5)	(561.0)
Finance expense	(480.1)	(59.1)	(60.1)
Finance income	21.4	3.7	2.0
Capital expenditure (purchase of property, plant and equipment)	(1,195.8)	(1,546.7)	(1,470.6)
Reportable segment assets	14,747.2	13,250.7	12,361.8
Net hedge ineffectiveness charge transferred to profit or loss	(353.5)
Operating segments [member]
Reportable segment information
Segment revenues	8,494.8	7,697.4	7,151.0
Reportable segment profit after income tax	1,002.1	885.0	1,450.2
Depreciation	(748.7)	(640.5)	(561.0)
Finance expense	(480.1)	(59.1)	(60.1)
Finance income	21.4	3.7	2.0
Capital expenditure (purchase of property, plant and equipment)	(1,195.8)	(1,546.7)	(1,470.6)
Reportable segment assets	14,747.2	13,250.7	12,361.8
Reportable segment liabilities	9,832.7	8,035.8	€ 7,892.9
Operating segments [member] | Other Airlines
Reportable segment information
Segment revenues	372.2	171.6
Reportable segment profit after income tax	(95.6)	(138.7)
Depreciation	(55.0)	(5.1)
Finance expense	(4.9)
Reportable segment assets	552.7	213.1
Reportable segment liabilities	837.5	400.0
Ryanair (DAC) | Operating segments [member]
Reportable segment information
Segment revenues	8,122.6	7,525.8
Reportable segment profit after income tax	1,097.7	1,023.7
Depreciation	(693.7)	(635.4)
Finance expense	(475.2)	(59.1)
Finance income	21.4	3.7
Capital expenditure (purchase of property, plant and equipment)	(1,195.8)	(1,546.7)
Reportable segment assets	14,194.5	13,037.6
Reportable segment liabilities	8,995.2	€ 7,635.8
Jet fuel derivative instruments,
Reportable segment information
Net hedge ineffectiveness charge transferred to profit or loss	€ 353.0